GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Cash Flows (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (3)	$ (207)	$ 128	$ (150)
Cash flows from investing activities: [Abstract]
Capital expenditures	(17)	(78)	(114)	(79)
Interest Paid, Capitalized	0	(1)	1	(2)
Proceeds from Divestiture of Businesses	0	12		0
Variable Interest Entity, Initial Consolidation, Gain (Loss)	0	50	0	0
Increase (Decrease) in Restricted Cash	0	0	0	(5)
Purchases of intangible assets	0	(2)	3	(3)
Proceeds from Sale of Property, Plant, and Equipment	0	1	2	1
Net cash used in investing activities	(17)	(18)	(116)	(88)
Cash flows from financing activities: [Abstract]
Proceeds from (Repayments of) Short-term Debt	(1)	(6)	(1)	(2)
Proceeds from Issuance of Long-term Debt	0	180	0	419
Repayments of Long-term Debt	0	(315)	10	(287)
Proceeds from (Repayments of) Related Party Debt	0	(50)	0	0
Proceeds from Other Equity	0	600	1	0
DIP Facility Fees	0	(19)	0	0
Payments of Debt Issuance Costs	0	0	0	(12)
Proceeds from Contributed Capital	0	0	0	102
Proceeds from Contributions from Parent				102
Net Cash Provided by (Used in) Financing Activities	(1)	390	(10)	220
Decrease in cash and cash equivalents	(21)	165	2	(18)
Effect of exchange rate changes on cash	(4)	(6)	(8)	(3)
Cash	$ 223	$ 248	$ 217	$ 89	$ 110